Capital management (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of objectives policies and processes for managing capital abstract
Capital management
The capital structure at December 31 was as follows:

	2018	2017

Current portion of long-term debt [note 13]	$499,599	$-
Long-term debt [note 13]	996,072	1,494,471
Cash and cash equivalents	(711,528)	(591,620)
Short-term investments	(391,025)	-

Net debt	393,118	902,851

Non-controlling interest	310	371
Shareholders' equity	4,993,282	4,859,288

Total equity	4,993,592	4,859,659

Total capital	$5,386,710	$5,762,510